Financial instruments and risk management - Maximum credit exposure (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Unbilled revenue	43,622	32,168
Maximum exposure to credit risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Trade accounts receivables	65,474	68,364
Other receivables	1,029	1,813
Total accounts receivable	66,503	70,177
Unbilled revenue	43,622	32,168